Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT3-0922
1.9901437.101
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.1%
Nippon Telegraph & Telephone Corp.	384,900	10,994,793
Entertainment - 2.5%
Capcom Co. Ltd.	56,700	1,576,120
Koei Tecmo Holdings Co. Ltd.	18,900	659,805
Konami Group Corp.	30,000	1,773,164
Nexon Co. Ltd.	159,200	3,614,176
Nintendo Co. Ltd.	35,500	15,874,656
Square Enix Holdings Co. Ltd.	27,600	1,280,634
Toho Co. Ltd.	36,000	1,429,587
		26,208,142
Interactive Media & Services - 0.4%
Kakaku.com, Inc.	42,900	840,267
Z Holdings Corp.	856,300	3,026,368
		3,866,635
Media - 0.4%
CyberAgent, Inc.	138,500	1,382,009
Dentsu Group, Inc.	69,700	2,434,731
Hakuhodo DY Holdings, Inc.	75,100	772,453
		4,589,193
Wireless Telecommunication Services - 4.2%
KDDI Corp.	519,400	16,653,181
SoftBank Corp.	925,000	10,695,087
SoftBank Group Corp.	388,400	16,315,441
		43,663,709
TOTAL COMMUNICATION SERVICES		89,322,472
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 1.9%
Aisin Seiki Co. Ltd.	47,400	1,407,714
Bridgestone Corp.	183,900	7,173,179
DENSO Corp.	139,600	7,635,432
Koito Manufacturing Co. Ltd.	33,700	1,107,777
Sumitomo Electric Industries Ltd.	230,100	2,565,338
		19,889,440
Automobiles - 8.1%
Honda Motor Co. Ltd.	525,000	13,454,280
Isuzu Motors Ltd.	187,800	2,059,905
Mazda Motor Corp.	183,100	1,543,456
Nissan Motor Co. Ltd.	747,600	2,843,021
Subaru Corp.	198,200	3,448,860
Suzuki Motor Corp.	118,600	3,887,632
Toyota Motor Corp.	3,415,000	55,429,000
Yamaha Motor Co. Ltd.	95,900	1,852,513
		84,518,667
Hotels, Restaurants & Leisure - 1.0%
McDonald's Holdings Co. (Japan) Ltd.	27,800	1,043,486
Oriental Land Co. Ltd.	64,400	9,777,777
		10,821,263
Household Durables - 4.6%
Iida Group Holdings Co. Ltd.	47,400	776,053
Open House Group Co. Ltd.	26,400	1,151,707
Panasonic Holdings Corp.	711,200	5,871,767
Sekisui Chemical Co. Ltd.	121,500	1,709,440
Sekisui House Ltd.	198,500	3,515,712
Sharp Corp.	78,500	631,847
Sony Group Corp.	406,100	34,448,632
		48,105,158
Internet & Direct Marketing Retail - 0.2%
Rakuten Group, Inc.	280,300	1,389,598
ZOZO, Inc.	40,100	866,228
		2,255,826
Leisure Products - 1.1%
Bandai Namco Holdings, Inc.	64,300	5,023,274
SHIMANO, Inc.	23,700	3,958,996
Yamaha Corp.	45,200	1,927,963
		10,910,233
Multiline Retail - 0.2%
Pan Pacific International Holdings Ltd.	122,600	1,908,941
Specialty Retail - 1.6%
Fast Retailing Co. Ltd.	18,800	11,385,108
Hikari Tsushin, Inc.	6,600	727,242
Nitori Holdings Co. Ltd.	25,800	2,729,603
USS Co. Ltd.	70,600	1,385,351
		16,227,304
TOTAL CONSUMER DISCRETIONARY		194,636,832
CONSUMER STAPLES - 6.5%
Beverages - 1.2%
Asahi Group Holdings	147,000	5,110,653
ITO EN Ltd.	17,200	810,487
Kirin Holdings Co. Ltd.	264,900	4,357,168
Suntory Beverage & Food Ltd.	44,800	1,767,695
		12,046,003
Food & Staples Retailing - 1.6%
AEON Co. Ltd.	210,600	4,247,154
Kobe Bussan Co. Ltd.	48,500	1,382,501
Seven & i Holdings Co. Ltd.	242,600	9,888,427
Welcia Holdings Co. Ltd.	30,300	676,748
		16,194,830
Food Products - 1.3%
Ajinomoto Co., Inc.	150,300	3,955,292
Kikkoman Corp.	46,800	2,774,994
Meiji Holdings Co. Ltd.	36,900	1,926,550
Nisshin Seifun Group, Inc.	63,600	782,881
Nissin Food Holdings Co. Ltd.	20,100	1,455,765
Yakult Honsha Co. Ltd.	41,300	2,515,149
		13,410,631
Household Products - 0.4%
Unicharm Corp.	130,000	4,708,891
Personal Products - 1.3%
Kao Corp.	153,000	6,654,647
Kobayashi Pharmaceutical Co. Ltd.	17,200	1,145,863
Kose Corp.	10,700	955,103
Shiseido Co. Ltd.	128,800	5,297,963
		14,053,576
Tobacco - 0.7%
Japan Tobacco, Inc.	386,400	6,938,050
TOTAL CONSUMER STAPLES		67,351,981
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings, Inc.	988,200	3,822,758
Idemitsu Kosan Co. Ltd.	67,100	1,744,922
INPEX Corp.	334,900	3,838,551
		9,406,231
FINANCIALS - 10.3%
Banks - 5.2%
Chiba Bank Ltd.	170,700	946,848
Concordia Financial Group Ltd.	350,600	1,192,741
Japan Post Bank Co. Ltd.	132,800	1,062,355
Mitsubishi UFJ Financial Group, Inc.	3,849,400	21,689,415
Mizuho Financial Group, Inc.	776,800	9,264,408
Resona Holdings, Inc.	695,900	2,704,441
Shizuoka Bank Ltd.	143,800	870,194
Sumitomo Mitsui Financial Group, Inc.	420,500	13,191,969
Sumitomo Mitsui Trust Holdings, Inc.	108,800	3,573,999
		54,496,370
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	437,800	2,020,984
Japan Exchange Group, Inc.	161,700	2,571,150
Nomura Holdings, Inc.	937,200	3,575,898
SBI Holdings, Inc. Japan	78,900	1,600,679
		9,768,711
Diversified Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	212,600	1,030,239
ORIX Corp.	384,900	6,859,622
		7,889,861
Insurance - 3.4%
Dai-ichi Mutual Life Insurance Co.	323,700	5,630,725
Japan Post Holdings Co. Ltd.	788,700	5,678,512
Japan Post Insurance Co. Ltd.	64,400	1,041,210
MS&AD Insurance Group Holdings, Inc.	143,400	4,650,657
Sompo Holdings, Inc.	100,800	4,498,828
T&D Holdings, Inc.	170,700	1,931,990
Tokio Marine Holdings, Inc.	202,200	11,836,775
		35,268,697
TOTAL FINANCIALS		107,423,639
HEALTH CARE - 9.7%
Health Care Equipment & Supplies - 3.1%
ASAHI INTECC Co. Ltd.	70,000	1,295,002
Hoya Corp.	119,100	11,932,825
Olympus Corp.	397,500	8,507,364
Sysmex Corp.	54,000	3,780,639
Terumo Corp.	207,900	7,098,454
		32,614,284
Health Care Technology - 0.5%
M3, Inc.	142,100	4,950,754
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	599,600	9,390,572
Chugai Pharmaceutical Co. Ltd.	216,300	6,076,474
Daiichi Sankyo Kabushiki Kaisha	564,300	14,962,254
Eisai Co. Ltd.	81,200	3,718,543
Kyowa Hakko Kirin Co., Ltd.	87,000	2,051,045
Nippon Shinyaku Co. Ltd.	15,800	977,888
Ono Pharmaceutical Co. Ltd.	119,100	3,348,963
Otsuka Holdings Co. Ltd.	125,800	4,493,949
Shionogi & Co. Ltd.	85,300	4,375,163
Takeda Pharmaceutical Co. Ltd.	484,100	14,203,595
		63,598,446
TOTAL HEALTH CARE		101,163,484
INDUSTRIALS - 22.2%
Air Freight & Logistics - 0.3%
SG Holdings Co. Ltd.	92,800	1,771,045
Yamato Holdings Co. Ltd.	93,900	1,643,156
		3,414,201
Airlines - 0.2%
Ana Holdings, Inc. (a)	51,500	961,437
Japan Airlines Co. Ltd. (a)	46,400	803,797
		1,765,234
Building Products - 1.9%
AGC, Inc.	62,300	2,271,038
Daikin Industries Ltd.	80,200	14,065,342
LIXIL Group Corp.	95,900	1,984,674
Toto Ltd.	45,600	1,553,221
		19,874,275
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	71,500	1,577,815
Secom Co. Ltd.	67,600	4,515,011
Toppan, Inc.	84,500	1,437,807
		7,530,633
Construction & Engineering - 0.6%
Kajima Corp.	136,200	1,554,819
Obayashi Corp.	209,100	1,537,814
SHIMIZU Corp.	177,800	1,007,885
Taisei Corp.	61,500	1,962,270
		6,062,788
Electrical Equipment - 1.7%
Fuji Electric Co. Ltd.	40,900	1,847,286
Mitsubishi Electric Corp.	622,300	6,567,895
Nidec Corp.	144,000	10,007,145
		18,422,326
Industrial Conglomerates - 2.0%
Hitachi Ltd.	311,800	15,785,828
Toshiba Corp.	125,500	5,091,225
		20,877,053
Machinery - 5.2%
Daifuku Co. Ltd.	32,600	2,078,789
FANUC Corp.	61,800	10,658,065
Hitachi Construction Machinery Co. Ltd.	34,600	763,341
Hoshizaki Corp.	35,000	1,044,121
Komatsu Ltd.	297,700	6,882,345
Kubota Corp.	328,500	5,454,201
Kurita Water Industries Ltd.	33,700	1,366,857
Makita Corp.	72,100	1,762,013
Minebea Mitsumi, Inc.	116,900	2,102,812
Misumi Group, Inc.	91,600	2,278,853
Mitsubishi Heavy Industries Ltd.	103,200	3,832,071
NGK Insulators Ltd.	76,600	1,120,369
SMC Corp.	18,400	9,068,194
Toyota Industries Corp.	47,200	2,873,983
Yaskawa Electric Corp.	77,300	2,707,349
		53,993,363
Marine - 0.7%
Mitsui OSK Lines Ltd.	110,700	3,035,495
Nippon Yusen KK	52,000	4,084,668
		7,120,163
Professional Services - 1.9%
Nihon M&A Center Holdings, Inc.	97,600	1,306,088
Persol Holdings Co. Ltd.	57,200	1,184,142
Recruit Holdings Co. Ltd.	464,200	17,348,573
		19,838,803
Road & Rail - 2.5%
Central Japan Railway Co.	46,400	5,433,295
East Japan Railway Co.	97,400	5,084,958
Hankyu Hanshin Holdings, Inc.	73,700	2,137,798
Keio Corp.	33,100	1,267,403
Keisei Electric Railway Co.	44,400	1,217,308
Kintetsu Group Holdings Co. Ltd.	55,300	1,827,497
Nippon Express Holdings, Inc.	24,800	1,481,935
Odakyu Electric Railway Co. Ltd.	95,000	1,362,529
Tobu Railway Co. Ltd.	60,800	1,443,689
Tokyu Corp.	171,000	2,096,731
West Japan Railway Co.	70,700	2,596,863
		25,950,006
Trading Companies & Distributors - 4.5%
Itochu Corp.	382,800	11,143,180
Marubeni Corp.	503,900	4,687,415
Mitsubishi Corp.	406,700	12,086,831
Mitsui & Co. Ltd.	449,600	9,919,200
MonotaRO Co. Ltd.	80,700	1,440,927
Sumitomo Corp.	362,700	5,099,547
Toyota Tsusho Corp.	68,400	2,334,454
		46,711,554
TOTAL INDUSTRIALS		231,560,399
INFORMATION TECHNOLOGY - 13.5%
Electronic Equipment & Components - 5.6%
Azbil Corp.	37,400	1,125,858
Hamamatsu Photonics K.K.	45,200	2,053,928
Hirose Electric Co. Ltd.	9,800	1,407,922
Ibiden Co. Ltd.	36,300	1,071,270
Keyence Corp.	62,700	24,850,654
Kyocera Corp.	103,400	5,747,892
Murata Manufacturing Co. Ltd.	185,000	10,805,982
OMRON Corp.	59,800	3,344,496
Shimadzu Corp.	76,300	2,714,674
TDK Corp.	125,200	3,943,130
Yokogawa Electric Corp.	73,500	1,303,397
		58,369,203
IT Services - 2.6%
Fujitsu Ltd.	63,300	8,486,147
GMO Payment Gateway, Inc.	13,600	1,130,200
ITOCHU Techno-Solutions Corp.	30,900	828,111
NEC Corp.	79,100	2,919,934
Nomura Research Institute Ltd.	108,200	3,250,794
NTT Data Corp.	203,300	3,076,948
OBIC Co. Ltd.	22,500	3,597,067
Otsuka Corp.	36,700	1,144,515
SCSK Corp.	50,300	885,796
TIS, Inc.	72,800	2,064,180
		27,383,692
Semiconductors & Semiconductor Equipment - 3.2%
Advantest Corp.	61,000	3,628,098
Disco Corp.	9,300	2,272,266
Lasertec Corp.	24,300	3,479,033
Renesas Electronics Corp. (a)	375,600	3,577,533
ROHM Co. Ltd.	28,200	2,092,740
Sumco Corp.	112,800	1,578,380
Tokyo Electron Ltd.	48,100	16,555,710
		33,183,760
Software - 0.3%
Oracle Corp. Japan	12,400	773,366
Trend Micro, Inc.	43,100	2,504,722
		3,278,088
Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd.	76,000	1,423,589
Canon, Inc.	322,100	7,620,186
FUJIFILM Holdings Corp.	116,000	6,626,156
Ricoh Co. Ltd.	184,800	1,486,359
Seiko Epson Corp.	90,100	1,353,543
		18,509,833
TOTAL INFORMATION TECHNOLOGY		140,724,576
MATERIALS - 4.6%
Chemicals - 3.6%
Asahi Kasei Corp.	404,000	3,241,053
JSR Corp.	58,300	1,614,791
Mitsubishi Chemical Holdings Corp.	412,300	2,318,580
Mitsui Chemicals, Inc.	59,300	1,249,109
Nippon Paint Holdings Co. Ltd.	267,200	2,042,523
Nippon Sanso Holdings Corp.	55,800	940,937
Nissan Chemical Corp.	41,400	2,116,912
Nitto Denko Corp.	45,800	2,949,305
Shin-Etsu Chemical Co. Ltd.	120,800	15,473,789
Sumitomo Chemical Co. Ltd.	479,800	1,885,582
Toray Industries, Inc.	446,600	2,446,180
Tosoh Corp.	83,800	1,092,350
		37,371,111
Metals & Mining - 0.9%
Hitachi Metals Ltd. (a)	69,100	1,062,541
JFE Holdings, Inc.	158,300	1,784,809
Nippon Steel & Sumitomo Metal Corp.	260,100	3,870,350
Sumitomo Metal Mining Co. Ltd.	79,600	2,502,927
		9,220,627
Paper & Forest Products - 0.1%
Oji Holdings Corp.	261,400	1,089,818
TOTAL MATERIALS		47,681,556
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Daiwa House REIT Investment Corp.	710	1,708,825
GLP J-REIT	1,374	1,807,022
Japan Real Estate Investment Corp.	401	1,936,414
Japan Retail Fund Investment Corp.	2,251	1,834,321
Nippon Building Fund, Inc.	493	2,615,241
Nippon Prologis REIT, Inc.	688	1,789,148
Nomura Real Estate Master Fund, Inc.	1,367	1,712,565
		13,403,536
Real Estate Management & Development - 2.2%
Daito Trust Construction Co. Ltd.	20,000	1,896,052
Daiwa House Industry Co. Ltd.	193,100	4,771,129
Hulic Co. Ltd.	123,700	992,085
Mitsubishi Estate Co. Ltd.	380,900	5,656,981
Mitsui Fudosan Co. Ltd.	293,500	6,559,559
Nomura Real Estate Holdings, Inc.	38,200	926,708
Sumitomo Realty & Development Co. Ltd.	99,700	2,753,024
		23,555,538
TOTAL REAL ESTATE		36,959,074
UTILITIES - 1.1%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	207,500	2,213,489
Kansai Electric Power Co., Inc.	226,700	2,298,451
Tokyo Electric Power Co., Inc. (a)	491,600	1,934,627
		6,446,567
Gas Utilities - 0.5%
Osaka Gas Co. Ltd.	120,800	2,171,755
Tokyo Gas Co. Ltd.	127,800	2,510,110
		4,681,865
TOTAL UTILITIES		11,128,432
TOTAL COMMON STOCKS (Cost $1,236,613,692)		1,037,358,676

Government Obligations - 0.0%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (c) (Cost $397,598)	400,000	394,497

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d) (Cost $2,419,271)	2,418,787	2,419,271

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,239,430,561)	1,040,172,444
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,770,998
NET ASSETS - 100.0%	1,041,943,442

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (Japan)	44	Sep 2022	4,615,298	151,851	151,851

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $251,492.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	1,114,474	20,054,706	18,749,909	5,600	-	-	2,419,271	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	1,042,500	2,098,845	3,141,345	1,631	-	-	-	0.0%
Total	2,156,974	22,153,551	21,891,254	7,231	-	-	2,419,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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